Share based compensation (Details)	12 Months Ended		1 Months Ended							12 Months Ended											3 Months Ended	12 Months Ended			12 Months Ended						3 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Oct. 31, 2013 Stock Options NOK	Nov. 30, 2011 Stock Options USD ($)	Nov. 30, 2011 Stock Options NOK	Nov. 30, 2010 Stock Options USD ($)	Nov. 30, 2010 Stock Options NOK	Apr. 30, 2010 Stock Options USD ($)	Apr. 30, 2010 Stock Options NOK	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options NOK	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2009 Stock Options USD ($)	Dec. 31, 2009 Stock Options NOK	Dec. 31, 2008 Stock Options	Dec. 31, 2007 Stock Options USD ($)	Dec. 31, 2007 Stock Options NOK	Dec. 31, 2006 Stock Options USD ($)	Dec. 31, 2006 Stock Options NOK	Dec. 31, 2013 Restricted Stock Units (RSUs) NOK	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Sep. 30, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2013 2011 Program Stock Options	Dec. 31, 2013 Seadrill Scheme Stock Options USD ($)	Dec. 31, 2012 Seadrill Scheme Stock Options USD ($)	Dec. 31, 2011 Seadrill Scheme Stock Options USD ($)	Dec. 31, 2013 Seadrill Scheme Stock Options Minimum	Dec. 31, 2013 Seadrill Scheme Stock Options Maximum	Dec. 31, 2013 North Atlantic Drilling Restricted Stock Units (RSUs) NOK	Nov. 07, 2013 North Atlantic Drilling Restricted Stock Units (RSUs)	Nov. 30, 2011 Vesting in 18 months Stock Options	Nov. 30, 2011 Vesting in 36 months Stock Options	Nov. 30, 2011 Vesting in 48 months Stock Options	Nov. 30, 2011 Vesting in 60 months Stock Options	Nov. 30, 2010 Vesting in 12 months Stock Options	Apr. 30, 2010 Vesting in 12 months Stock Options	Dec. 31, 2009 Vesting in 12 months Stock Options	Dec. 31, 2008 Vesting in 12 months Stock Options	Dec. 31, 2006 Vesting in 12 months Stock Options	Apr. 30, 2010 Vesting in 15 months Stock Options	Oct. 31, 2013 Vesting in 13 months Stock Options	Oct. 31, 2013 Vesting in 25 months Stock Options	Oct. 31, 2013 Vesting in 37 months Stock Options	Oct. 31, 2013 Vesting in 49 months Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted recognized as personnel expenses	$ 7,000,000	$ 8,000,000
Vesting period																													1 year	5 years
Fair value assumptions used to determine the value of options [Abstract]
Risk-free interest rate (in hundredths)										2.03%	2.25%	2.25%													2.40%
Volatility (in hundredths)										26.00%	28.00%	28.00%													26.10%
Dividend yield (in hundredths)										0.00%	0.00%	0.00%													0.00%
Expected option term										4 years	5 years	5 years													4 years
Vesting of options granted (in hundredths)																										100.00%
Option holder retirement rate (in hundredths)										0.00%	0.00%	0.00%
Options [Roll Forward]
Outstanding at beginning of year (in shares)																										3,875,891	5,420,438	5,512,400
Granted (in shares)										270,000																	181,012	1,786,771
Exercised (in shares)																										(700,418)	(1,415,000)	(1,638,165)
Forfeited (in shares)																										(606,715)	(312,559)	(240,568)
Outstanding at end of year (in shares)																										2,838,758	3,875,891	5,420,438
Exercisable at end of year (in shares)																										1,080,306	1,164,214	1,598,412
Weighted average exercise price [Roll Forward]
Outstanding at beginning of year (in US dollars per share)																										$ 29.88	$ 26.16	$ 20.30
Granted (in US dollars per share)																										$ 45.66	$ 37.41	$ 34.68
Exercised (in US dollars per share)																										$ 22.60	$ 16.39	$ 16.33
Forfeited (in US dollars per share)																										$ 32.30	$ 30.84	$ 21.98
Outstanding at end of year (in US dollars per share)																										$ 28.53	$ 29.88	$ 26.16
Exercisable at end of year (in US dollars per share)																										$ 27.38	$ 21.19	$ 19.82
Options, exercise price range, lower range limit												202.10		$ 14.09	90.83		$ 15.23	98.63	$ 2.23
Options, exercise price range, upper range limit											$ 224.53			$ 16.24	104.64		$ 22.35	129.63	$ 16.28	102
Options, exercise price			273	$ 34.68	202.10			$ 23.13	137.40
Options granted to Americans, exercise price						$ 31.4	192.90
Options granted to non-Americans, exercise price						$ 31.06	185.20
Award vesting rights				can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	can be exercised one fourth at a time, after the first 18, 36, 48 and 60 months from the grant date	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one fifth each year beginning 12 months after they were granted	may be exercised one third after 12 or 15 months	may be exercised one third after 12 or 15 months					may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	may be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted	could be exercised one third each year beginning 12 months after they were granted
Award vesting rights (percentage)											25.00%	25.00%																					25.00%	25.00%	25.00%	25.00%	20.00%	33.33%	33.33%	33.33%	33.33%	33.33%	25.00%	25.00%	25.00%	25.00%
Weighted average grant-date fair value of options granted (in US dollars per share)										$ 10.23	$ 7.06		$ 7.07
Unrecognized compensation costs relating to non-vested options granted under the Options Schemes										7,000,000	11,000,000
Future amortization of unrecognized compensation costs relating to non-vested options [Abstract]
2014										4,000,000
2015										2,000,000
2016										1,000,000
2017										1,000,000
2018										1,000,000
Options, weighted average remaining contractual life (in months)										43 months	39 months	39 months
Options, weighted average fair value (in US dollars per share)										$ 8.27	$ 7.75
Total intrinsic value of options exercised										17,000,000	40,000,000		32,000,000
Intrinsic value of options fully vested but not exercised										14,000,000
Average remaining term of options fully vested but not exercised										34 months
Number of shares authorized																								373,700								278,778
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																					46.1										58
Compensation cost, RSU plans																						1,500,000	0
Unrecognized compensation costs																						$ 18,300,000